Ordinary Shares (Details) - shares			6 Months Ended		12 Months Ended
	Apr. 13, 2016	Mar. 17, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Ordinary shares, authorized			75,000,000		75,000,000
Summary of ordinary shares transactions:
Balance as at January 1			60,706,000	56,533,000	56,533,000
Issuances in relation to exercise of options			31,000	36,000
Issuance of shares (in shares)				4,080,000
Balance as at June 30			60,737,000	60,649,000	60,706,000
ADS
Summary of ordinary shares transactions:
Issuance of shares (in shares)	330,000	3,750,000